Consolidated Statements of Shareholders' Equity - USD ($)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Shares at Mar. 31, 2017	8,120,348				8,120,348
Beginning Balance, Amount at Mar. 31, 2017	$ 19,491,757	$ 2,961,848	$ (21,282,718)	$ 372,644	$ 798,243
Shares issued, shares	16,000
Shares issued, amount	$ 85				85
Stock options granted		257			257
Net income			(42,902)		(42,902)
Cumulative translation adjustment				(5,781)	(5,781)
Ending Balance, Shares at Mar. 30, 2018	8,136,348
Ending Balance, Amount at Mar. 30, 2018	$ 19,491,842	2,962,105	(21,325,620)	(378,425)	$ 749,902
Beginning Balance, Shares at Mar. 31, 2017	8,120,348				8,120,348
Beginning Balance, Amount at Mar. 31, 2017	$ 19,491,757	$ 2,961,848	$ (21,282,718)	$ 372,644	$ 798,243
Shares issued, amount					7,275
Stock options granted					1,059
Net income					(42,902)
Cumulative translation adjustment					$ (32,570)
Ending Balance, Shares at Mar. 31, 2018					8,136,348
Ending Balance, Amount at Mar. 31, 2018					$ 749,902